Notes to the Balance Sheet - Summary of Cash and Cash Equivalents (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Bank Balances and Cash in Hand	€ 402,353,000	€ 123,248,000
Cash and cash equivalents accumulated impairments	(2,000)	0
Cash and Cash Equivalents	€ 402,350,904	€ 123,248,256	€ 109,794,680	€ 44,314,050